Convertible Securities Payable (Details) - USD ($)				6 Months Ended
	May 30, 2025	Apr. 24, 2025	Oct. 23, 2024	Jun. 30, 2025	Feb. 10, 2026	Jun. 23, 2025	Apr. 22, 2025
Convertible Securities Payable [Line Items]
Net proceeds	$ 1,000,000	$ 1,250,000	$ 1,548,873
Principal amount		1,357,500
Original issue discount	$ 70,000	87,500
Transaction costs		$ 20,000
Commitment fee (in Shares)	1,750,000
Pre-delivery per share (in Dollars per share)	$ 0.0001
Shares issued (in Shares)					1	785,171
Exchange rate						$ 610,000
Interest expense				$ 157,500
Avondale [Member]
Convertible Securities Payable [Line Items]
Aggregate amount							$ 10,000,000